PROPERTY, PLANT AND EQUIPMENT - Summary of Movement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	€ 3,993	€ 1,692
Property, plant and equipment end of period	3,837	3,993
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	5,786	3,474
Additions	517	468
Disposals	(224)	(254)
Transfers and reclassifications	0	8
Currency translation adjustments	(72)	(164)
Acquisition accounting adjustments and reclassifications	(136)
Property, plant and equipment end of period	5,871	5,786
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(1,793)	(1,782)
Depreciation expense	(443)	(333)
Disposals	177	224
Transfers and reclassifications	0	0
Currency translation adjustments	38	98
Acquisition accounting adjustments and reclassifications	(13)
Property, plant and equipment end of period	(2,034)	(1,793)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	324	120
Property, plant and equipment end of period	312	324
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	324	120
Additions	1	6
Disposals	(3)	(2)
Transfers and reclassifications	0	0
Currency translation adjustments	(5)	(7)
Acquisition accounting adjustments and reclassifications	(5)
Property, plant and equipment end of period	312	324
Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	0	0
Depreciation expense	0	0
Disposals	0	0
Transfers and reclassifications	0	0
Currency translation adjustments	0	0
Acquisition accounting adjustments and reclassifications	0
Property, plant and equipment end of period	0	0
Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,149	479
Property, plant and equipment end of period	1,041	1,149
Building and improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,512	823
Additions	38	72
Disposals	(8)	(11)
Transfers and reclassifications	5	36
Currency translation adjustments	(16)	(37)
Acquisition accounting adjustments and reclassifications	(78)
Property, plant and equipment end of period	1,453	1,512
Building and improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(363)	(344)
Depreciation expense	(64)	(47)
Disposals	3	9
Transfers and reclassifications	0	0
Currency translation adjustments	6	19
Acquisition accounting adjustments and reclassifications	6
Property, plant and equipment end of period	(412)	(363)
Machinery, equipment and containers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,660	632
Property, plant and equipment end of period	1,608	1,660
Machinery, equipment and containers | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	2,350	1,269
Additions	155	134
Disposals	(116)	(91)
Transfers and reclassifications	68	151
Currency translation adjustments	(24)	(66)
Acquisition accounting adjustments and reclassifications	(5)
Property, plant and equipment end of period	2,428	2,350
Machinery, equipment and containers | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(690)	(637)
Depreciation expense	(223)	(157)
Disposals	85	70
Transfers and reclassifications	0	0
Currency translation adjustments	12	34
Acquisition accounting adjustments and reclassifications	(4)
Property, plant and equipment end of period	(820)	(690)
Cold-drink equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	588	304
Property, plant and equipment end of period	571	588
Cold-drink equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,186	978
Additions	168	123
Disposals	(82)	(137)
Transfers and reclassifications	(1)	(2)
Currency translation adjustments	(20)	(51)
Acquisition accounting adjustments and reclassifications	(48)
Property, plant and equipment end of period	1,203	1,186
Cold-drink equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(598)	(674)
Depreciation expense	(119)	(101)
Disposals	75	135
Transfers and reclassifications	0	0
Currency translation adjustments	13	42
Acquisition accounting adjustments and reclassifications	(3)
Property, plant and equipment end of period	(632)	(598)
Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	75	18
Property, plant and equipment end of period	51	75
Vehicle fleet | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	124	61
Additions	8	10
Disposals	(2)	(6)
Transfers and reclassifications	1	0
Currency translation adjustments	(1)	0
Acquisition accounting adjustments and reclassifications	(12)
Property, plant and equipment end of period	118	124
Vehicle fleet | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(49)	(43)
Depreciation expense	(17)	(11)
Disposals	2	4
Transfers and reclassifications	0	0
Currency translation adjustments	1	1
Acquisition accounting adjustments and reclassifications	(4)
Property, plant and equipment end of period	(67)	(49)
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	72	28
Property, plant and equipment end of period	74	72
Furniture and office equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	165	112
Additions	18	19
Disposals	(13)	(7)
Transfers and reclassifications	1	1
Currency translation adjustments	(6)	(3)
Acquisition accounting adjustments and reclassifications	12
Property, plant and equipment end of period	177	165
Furniture and office equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(93)	(84)
Depreciation expense	(20)	(17)
Disposals	12	6
Transfers and reclassifications	0	0
Currency translation adjustments	6	2
Acquisition accounting adjustments and reclassifications	(8)
Property, plant and equipment end of period	(103)	(93)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	125	111
Property, plant and equipment end of period	180	125
Assets under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	125	111
Additions	129	104
Disposals	0	0
Transfers and reclassifications	(74)	(178)
Currency translation adjustments	0	0
Acquisition accounting adjustments and reclassifications	0
Property, plant and equipment end of period	180	125
Assets under construction | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	0	0
Depreciation expense	0	0
Disposals	0	0
Transfers and reclassifications	0	0
Currency translation adjustments	0	0
Acquisition accounting adjustments and reclassifications	0
Property, plant and equipment end of period	€ 0	0
CCE, CCIP And CCEG | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Acquired		2,218
CCE, CCIP And CCEG | Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Acquired		207
CCE, CCIP And CCEG | Building and improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Acquired		607
CCE, CCIP And CCEG | Machinery, equipment and containers | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Acquired		943
CCE, CCIP And CCEG | Cold-drink equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Acquired		272
CCE, CCIP And CCEG | Vehicle fleet | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Acquired		59
CCE, CCIP And CCEG | Furniture and office equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Acquired		42
CCE, CCIP And CCEG | Assets under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Acquired		88
Vifilfell, hf. | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Acquired		36
Vifilfell, hf. | Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Acquired		0
Vifilfell, hf. | Building and improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Acquired		22
Vifilfell, hf. | Machinery, equipment and containers | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Acquired		10
Vifilfell, hf. | Cold-drink equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Acquired		3
Vifilfell, hf. | Vehicle fleet | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Acquired		0
Vifilfell, hf. | Furniture and office equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Acquired		1
Vifilfell, hf. | Assets under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Acquired		€ 0